UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2007 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)

Long Positions 99.8%
Common Stocks 87.0%
Consumer Discretionary 17.3%
Auto Components 2.1%
Autoliv, Inc. (a)	4,200	245,280
BorgWarner, Inc. (a)	1,000	96,610
Johnson Controls, Inc. (a)	6,700	258,754

		600,644

Automobiles 0.8%
Thor Industries, Inc. (a)	6,600	232,650
Hotels Restaurants & Leisure 1.5%
Darden Restaurants, Inc. (a)	5,300	210,887
Yum! Brands, Inc. (a)	5,900	219,185

		430,072
Household Durables 1.7%
Garmin Ltd. (a)	2,200	236,170
NVR, Inc.* (a)	500	246,000

		482,170
Leisure Equipment & Products 0.9%
Hasbro, Inc. (a)	8,900	247,153
Media 3.4%
Idearc, Inc. (a)	11,900	225,148
Liberty Global, Inc. "A"* (a)	6,000	243,720
Regal Entertainment Group "A" (a)	12,200	241,438
The DIRECTV Group, Inc.* (a)	10,500	261,135

		971,441
Multiline Retail 2.6%
Big Lots, Inc.* (a)	12,400	231,508
Dollar Tree Stores, Inc.* (a)	9,200	263,672
Family Dollar Stores, Inc. (a)	11,100	261,405

		756,585
Specialty Retail 3.4%
AutoZone, Inc.* (a)	400	44,652
Coldwater Creek, Inc.* (a)	10,700	88,275
Dick's Sporting Goods, Inc.* (a)	8,300	259,458
Guess?, Inc. (a)	5,900	276,887
RadioShack Corp. (a)	13,000	240,500
TJX Companies, Inc. (a)	1,900	55,746

		965,518
Textiles, Apparel & Luxury Goods 0.9%
Polo Ralph Lauren Corp. (a)	3,800	262,124
Consumer Staples 5.1%
Beverages 1.8%
Coca-Cola Enterprises, Inc. (a)	10,100	262,297
Pepsi Bottling Group, Inc. (a)	5,500	234,685

		496,982
Food & Staples Retailing 1.8%
BJ's Wholesale Club, Inc.* (a)	7,300	273,385
Kroger Co. (a)	8,500	244,375

		517,760
Food Products 0.6%
Wm. Wrigley Jr., Co. (a)	2,800	179,200
Personal Products 0.9%
Herbalife Ltd. (a)	6,000	251,220
Energy 8.4%
Energy Equipment & Services 4.7%
Diamond Offshore Drilling, Inc. (a)	1,900	221,217
ENSCO International, Inc.	4,600	247,710
Global Industries Ltd.* (a)	10,400	230,568
Helmerich & Payne, Inc. (a)	7,000	241,850
Tidewater, Inc. (a)	3,700	180,893

Transocean, Inc.*	1,609	220,911

		1,343,149
Oil, Gas & Consumable Fuels 3.7%
Chesapeake Energy Corp. (a)	6,400	242,240
Foundation Coal Holdings, Inc. (a)	2,400	109,056
Frontier Oil Corp. (a)	5,100	225,420
Hess Corp. (a)	3,500	249,270
Tesoro Corp. (a)	4,600	226,228

		1,052,214
Financials 7.2%
Capital Markets 1.4%
Federated Investors, Inc. "B" (a)	3,600	146,844
Morgan Stanley (a)	4,700	247,784

		394,628
Consumer Finance 0.9%
AmeriCredit Corp.* (a)	4,300	49,321
First Marblehead Corp. (a)	7,200	216,072

		265,393
Diversified Financial Services 0.9%
Nasdaq Stock Market, Inc.* (a)	5,700	247,152
Insurance 3.4%
Allied World Assurance Co. Holdings Ltd. (a)	4,900	226,772
Endurance Specialty Holdings Ltd. (a)	4,300	173,677
PartnerRe Ltd. (a)	1,400	115,598
Unum Group (a)	8,400	208,656
XL Capital Ltd. "A" (a)	4,100	239,973

		964,676
Thrifts & Mortgage Finance 0.6%
Countrywide Financial Corp. (a)	6,300	68,166
IndyMac Bancorp, Inc. (a)	12,000	114,600

		182,766
Health Care 12.0%
Biotechnology 0.9%
PDL BioPharma, Inc.* (a)	13,700	242,627
Health Care Equipment & Supplies 2.6%
DENTSPLY International, Inc. (a)	5,700	243,846
Intuitive Surgical, Inc.* (a)	800	262,144
Kinetic Concepts, Inc.* (a)	4,000	234,560

		740,550
Health Care Providers & Services 2.2%
Coventry Health Care, Inc.* (a)	1,300	75,244
Health Net, Inc.* (a)	5,100	247,758
Humana, Inc.* (a)	4,000	308,120

		631,122
Life Sciences Tools & Services 2.1%
Applera Corp. - Applied Biosystems Group (a)	7,200	245,952
Invitrogen Corp.* (a)	3,600	349,236

		595,188
Pharmaceuticals 4.2%
Bristol-Myers Squibb Co. (a)	3,400	100,742
Eli Lilly & Co. (a)	4,700	248,865
Endo Pharmaceuticals Holdings, Inc.* (a)	1,600	43,856

Schering-Plough Corp. (a)	7,700	241,010
Sepracor, Inc.* (a)	9,300	246,729
Warner Chilcott Ltd. "A"* (a)	4,100	74,825
Watson Pharmaceuticals, Inc.* (a)	8,800	257,928

		1,213,955
Industrials 16.0%
Aerospace & Defense 1.6%
Boeing Co. (a)	2,400	222,096
Goodrich Corp. (a)	3,400	242,386

		464,482
Airlines 2.5%
AMR Corp.* (a)	11,300	239,334
Continental Airlines, Inc. "B"* (a)	8,600	242,090
Delta Air Lines, Inc.* (a)	12,000	237,120

		718,544
Building Products 0.5%
Trane, Inc.	3,700	135,827
Commercial Services & Supplies 2.6%
Allied Waste Industries, Inc.* (a)	21,400	244,174
Dun & Bradstreet Corp. (a)	2,500	223,075
The Brink's Co. (a)	4,200	268,716

		735,965
Construction & Engineering 1.5%
Fluor Corp. (a)	1,800	264,906
Shaw Group, Inc.* (a)	2,700	171,234

		436,140
Industrial Conglomerates 0.1%
McDermott International, Inc.* (a)	300	15,690
Machinery 4.1%
AGCO Corp.* (a)	4,400	303,336
Caterpillar, Inc. (a)	3,000	215,700
Crane Co. (a)	2,900	130,326
Harsco Corp. (a)	500	30,035
PACCAR, Inc. (a)	5,150	260,641
Toro Co. (a)	4,200	233,730

		1,173,768
Marine 0.9%
Kirby Corp.* (a)	5,600	269,192
Road & Rail 0.9%
Ryder System, Inc. (a)	5,800	251,488
Trading Companies & Distributors 1.3%
United Rentals, Inc.* (a)	10,700	248,989
WESCO International, Inc.* (a)	3,300	133,584

		382,573
Information Technology 10.8%
Computers & Peripherals 2.6%
Apple, Inc.* (a)	1,500	273,330
Lexmark International, Inc. "A"* (a)	5,600	195,328
QLogic Corp.* (a)	16,700	225,784
Seagate Technology (a)	1,700	43,843

		738,285

Electronic Equipment & Instruments 2.4%
Arrow Electronics, Inc.* (a)	5,900	218,359
Avnet, Inc.* (a)	7,100	244,950
National Instruments Corp. (a)	6,300	210,231

		673,540
IT Services 2.4%
Accenture Ltd. "A" (a)	4,300	148,608
Computer Sciences Corp.* (a)	4,300	227,126
DST Systems, Inc.* (a)	600	50,850
Hewitt Associates, Inc. "A"* (a)	6,800	255,000

		681,584
Semiconductors & Semiconductor Equipment 2.0%
MEMC Electronic Materials, Inc.* (a)	4,300	333,594
NVIDIA Corp.* (a)	7,900	249,166

		582,760
Software 1.4%
BMC Software, Inc.* (a)	7,300	241,484
FactSet Research Systems, Inc. (a)	2,700	169,236

		410,720
Materials 6.2%
Chemicals 1.7%
Celanese Corp. "A" (a)	6,600	261,888
Eastman Chemical Co. (a)	3,400	218,314

		480,202
Containers & Packaging 0.9%
Owens-Illinois, Inc.* (a)	5,700	255,873
Metals & Mining 3.6%
AK Steel Holding Corp.* (a)	5,600	249,592
Freeport-McMoRan Copper & Gold, Inc. (a)	2,600	257,218
Reliance Steel & Aluminum Co. (a)	5,100	263,109
United States Steel Corp. (a)	2,800	273,560

		1,043,479
Telecommunication Services 3.7%
Diversified Telecommunication Services 2.5%
CenturyTel, Inc. (a)	5,800	247,254
Embarq Corp. (a)	4,900	249,655
Windstream Corp. (a)	18,300	236,985

		733,894
Wireless Telecommunication Services 1.2%
Telephone & Data Systems, Inc. (a)	3,800	236,550
United States Cellular Corp.* (a)	1,200	98,400

		334,950
Utilities 0.3%
Gas Utilities 0.2%
Energen Corp. (a)	1,100	70,114
Independent Power Producers & Energy Traders 0.1%
NRG Energy, Inc.* (a)	500	21,195

Total Common Stocks (Cost $25,529,952)		24,877,204

Cash Equivalents 12.8%
Cash Management QP Trust, 4.88% (b) (Cost $3,665,359)	3,665,359	3,665,359
	% of Net Assets	Value ($)

Total Long Positions (Cost $29,195,311)	99.8	28,542,563
Other Assets and Liabilities, Net	86.4	24,722,943
Securities Sold Short	(86.2)	(24,653,538)

Net Assets	100.0	28,611,968
	Shares	Value ($)
Common Stocks Sold Short 86.2%
Consumer Discretionary 17.0%
Auto Components 1.0%
Gentex Corp.	1,300	25,766
Goodyear Tire & Rubber Co.*	8,700	250,125

		275,891
Automobiles 0.9%
Ford Motor Co.*	32,800	246,328
Hotels Restaurants & Leisure 2.8%
Las Vegas Sands Corp.*	2,200	249,480
Orient-Express Hotels Ltd. "A"	4,900	303,359
The Cheesecake Factory, Inc.*	10,700	249,203

		802,042
Household Durables 1.6%
KB HOME	10,300	215,167
Leggett & Platt, Inc.	1,100	22,638
Lennar Corp. "A"	13,700	217,008

		454,813
Media 4.1%
Central European Media Enterprises Ltd. "A"*	2,400	263,304
Getty Images, Inc.*	7,800	227,370
Interpublic Group of Companies, Inc.*	25,900	245,791
Liberty Media Corp. - Capital "A"*	2,100	250,026
Virgin Media, Inc.	9,800	186,200

		1,172,691
Multiline Retail 2.3%
Dillard's, Inc. "A"	10,800	220,212
Nordstrom, Inc.	6,000	201,240
Saks, Inc.*	11,900	245,140

		666,592
Specialty Retail 3.6%
AutoNation, Inc.*	15,200	250,800
Foot Locker, Inc.	13,700	178,785
Office Depot, Inc.*	12,800	219,392
OfficeMax, Inc.	4,600	114,678
Staples, Inc.	11,700	277,290

		1,040,945
Textiles, Apparel & Luxury Goods 0.7%
Jones Apparel Group, Inc.	11,300	210,632
Consumer Staples 6.3%
Food & Staples Retailing 0.4%
Walgreen Co.	3,400	124,406

Food Products 5.4%
Archer-Daniels-Midland Co.	7,100	258,085
Bunge Ltd.	2,200	247,148
Campbell Soup Co.	6,900	253,368
ConAgra Foods, Inc.	10,300	257,706
Dean Foods Co.	8,500	211,990
Del Monte Foods Co.	800	7,040
Hormel Foods Corp.	1,400	55,650
Smithfield Foods, Inc.*	8,600	258,430

		1,549,417
Personal Products 0.5%
Alberto-Culver Co.	5,100	130,356
Energy 7.2%
Energy Equipment & Services 1.7%
BJ Services Co.	9,700	238,426
Weatherford International Ltd.*	4,000	250,480

		488,906
Oil, Gas & Consumable Fuels 5.5%
Anadarko Petroleum Corp.	4,300	243,380
CNX Gas Corp.*	200	6,160
Overseas Shipholding Group, Inc.	3,200	229,120
Peabody Energy Corp.	4,700	261,508
Pioneer Natural Resources Co.	4,900	218,393
Plains Exploration & Production Co.*	6,200	312,542
Quicksilver Resources, Inc.*	1,300	65,780
Southwestern Energy Co.*	4,600	228,942

		1,565,825
Financials 8.0%
Commercial Banks 1.1%
National City Corp.	11,800	233,168
Whitney Holding Corp.	2,400	65,760

		298,928
Diversified Financial Services 1.4%
CME Group, Inc.	400	263,440
Moody's Corp.	3,600	135,576

		399,016
Insurance 4.6%
Conseco, Inc.*	9,800	125,832
Fidelity National Financial, Inc. "A"	16,200	253,044
First American Corp.	7,400	252,932
Hanover Insurance Group, Inc.	400	18,040
Progressive Corp.	13,400	246,560
Protective Life Corp.	2,400	99,312
Unitrin, Inc.	1,500	69,390
White Mountains Insurance Group Ltd.	500	257,500

		1,322,610
Real Estate Investment Trusts 0.9%
Plum Creek Timber Co., Inc. (REIT)	5,700	264,309
Health Care 12.6%
Biotechnology 3.3%
Abraxis BioScience*	2,350	138,650

Amgen, Inc.*	4,600	254,150
Amylin Pharmaceuticals, Inc.*	5,900	225,321
Millennium Pharmaceuticals, Inc.*	22,900	337,546

		955,667
Health Care Equipment & Supplies 3.5%
ResMed, Inc.*	5,900	270,220
The Cooper Companies, Inc.	5,600	240,968
Varian Medical Systems, Inc.*	4,900	244,804
Zimmer Holdings, Inc.*	3,700	239,501

		995,493
Health Care Providers & Services 2.8%
Community Health Systems, Inc.*	7,800	260,676
Health Management Associates, Inc. "A"	9,200	62,652
LifePoint Hospitals, Inc.*	7,800	246,792
Universal Health Services, Inc. "B"	4,800	244,560

		814,680
Life Sciences Tools & Services 1.5%
Millipore Corp.*	3,000	245,640
Pharmaceutical Product Development, Inc.	4,300	182,062

		427,702
Pharmaceuticals 1.5%
APP Pharmaceuticals, Inc.*	11,000	129,250
Barr Pharmaceuticals, Inc.*	4,100	220,170
Mylan, Inc.	4,700	67,586

		417,006
Industrials 15.3%
Aerospace & Defense 1.9%
Alliant Techsystems, Inc.*	2,200	257,026
BE Aerospace, Inc.*	6,000	282,000

		539,026
Air Freight & Logistics 2.2%
C.H. Robinson Worldwide, Inc.	1,800	92,790
Expeditors International of Washington, Inc.	5,900	276,828
UTI Worldwide, Inc.	10,800	256,284

		625,902
Building Products 1.5%
Armstrong World Industries, Inc.*	5,400	230,580
Owens Corning, Inc.*	9,100	200,291

		430,871
Commercial Services & Supplies 2.7%
Corporate Executive Board Co.	3,600	241,524
Equifax, Inc.	6,400	238,272
Manpower, Inc.	3,200	195,520
Monster Worldwide, Inc.*	3,300	111,441

		786,757
Electrical Equipment 2.6%
First Solar, Inc.*	1,100	260,865
General Cable Corp.*	3,400	252,892
Rockwell Automation, Inc.	3,300	224,037

		737,794
Industrial Conglomerates 1.7%
Carlisle Companies, Inc.	6,300	250,803

Tyco International Ltd.	6,100	244,793

		495,596
Machinery 1.0%
Donaldson Co., Inc.	6,100	285,358
Marine 0.9%
Alexander & Baldwin, Inc.	4,900	251,762
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	2,800	233,856
Information Technology 11.4%
Communications Equipment 1.7%
Motorola, Inc.	15,000	239,550
Tellabs, Inc.*	34,300	238,728

		478,278
Electronic Equipment & Instruments 0.8%
Jabil Circuit, Inc.	13,600	230,520
IT Services 4.9%
Acxiom Corp.	12,800	157,696
Automatic Data Processing, Inc.	4,900	220,794
Convergys Corp.*	14,300	233,233
Iron Mountain, Inc.*	8,100	295,488
Unisys Corp.*	46,700	231,632
VeriFone Holdings, Inc.*	5,500	264,165

		1,403,008
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc.*	19,900	194,224
Altera Corp.	12,900	242,262
Micron Technology, Inc.*	27,200	226,304
Rambus, Inc.*	13,100	254,009

		916,799
Software 0.8%
Amdocs Ltd.*	6,300	208,467
Fair Isaac Corp.	300	11,088

		219,555
Materials 3.7%
Chemicals 1.8%
Ashland, Inc.	4,900	241,276
Chemtura Corp.	1,100	8,250
Rohm & Haas Co.	200	10,874
Westlake Chemical Corp.	12,500	247,125

		507,525
Construction Materials 0.9%
Eagle Materials, Inc.	6,800	265,132
Metals & Mining 0.1%
Titanium Metals Corp.*	1,300	38,571
Paper & Forest Products 0.9%
Louisiana-Pacific Corp.	15,600	239,928
Telecommunication Services 4.1%
Diversified Telecommunication Services 0.4%
Citizens Communications Co.	9,500	123,310

Wireless Telecommunication Services 3.7%
Crown Castle International Corp.*	6,900	289,455
Leap Wireless International, Inc.*	6,759	234,605
NII Holdings, Inc.*	4,700	259,252
SBA Communications Corp. "A"*	7,100	265,824

		1,049,136
Utilities 0.6%
Electric Utilities 0.2%
Hawaiian Electric Industries, Inc.	2,800	64,820
Independent Power Producers & Energy Traders 0.4%
Dynegy, Inc. "A"*	13,900	105,779

Total Common Stocks Sold Short (Proceeds $24,886,774)		24,653,538

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Securities are pledged as collateral for short sales.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	January 16, 2008